Transactions with Related Parties (Details) - Schedule of Related Party Balances - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Shareholder [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	$ 70,391,787	$ 70,391,787
BPGIC Holdings Limited [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	210,322	34,136
HBS Investments LP [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	11,430	10,381
H Capital International LP [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	11,043	9,983
O2 Investments Limited as GP [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	10,851	9,272
SBD International LP [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	51,067	50,014
SD Holding Limited as GP [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	22,118	21,842
Gyan Investments Ltd [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	10,606	9,010
End of service benefits for key management personnel [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	46,234	42,204
Salary payables for key management personnel [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	150,814
Brooge International Advisory LLC (BIA) [Member]
Transactions with Related Parties (Details) - Schedule of Related Party Balances [Line Items]
Related party balances	$ 130,000,000	$ 74,253,965